Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Treasury shares	Other paid-in equity	Translation And pension adjustments	Cash flow hedge	Retained losses	Non-controlling interests
Balance at Dec. 31, 2024	$ (218,977)	$ 4,479	$ 5,008,513	$ (124,109)	$ 213,329	$ 3,689	$ (39,797)	$ (5,288,833)	$ 3,752
Net income	333,785							333,575	210
Other comprehensive income (loss)	113,977					2,926	111,046		5
Total comprehensive income	447,762					2,926	111,046	333,575	215
Issuance of ordinary shares from equity plans	9,600	7	9,593
Stock based compensation	36,365				36,365
Income tax impact due to stock based compensation	4,437				4,437
Other	(867)							(95)	(772)
Balance at Jun. 30, 2025	278,320	4,486	5,018,106	(124,109)	254,131	6,615	71,249	(4,955,353)	3,195
Balance at Dec. 31, 2025	1,121,342	4,509	5,030,762	(124,109)	311,222	(4,540)	40,615	(4,164,681)	27,564
Net income	533,465							533,062	403
Other comprehensive income (loss)	(53,602)					(9,774)	(43,828)
Total comprehensive income	479,863					(9,774)	(43,828)	533,062	403
Issuance of ordinary shares from equity plans	10,087	9	10,083		(5)
Stock based compensation	37,890				37,890
Income tax impact due to stock based compensation	3,751				3,751
Other	(559)							(61)	(498)
Balance at Jun. 30, 2026	$ 1,652,374	$ 4,518	$ 5,040,845	$ (124,109)	$ 352,858	$ (14,314)	$ (3,213)	$ (3,631,680)	$ 27,469